Equity (Tables)	6 Months Ended
Sep. 30, 2022
Equity [abstract]
Schedule of common shares
The total number of shares of common shares issued:	For the 6 months ended September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Common shares	37,576,449	34,154,062

Schedule of movements in common shares
	Shares	Amount
		(US$)
Balance as of March 31, 2021	34,154,062	$341,541
Shares issued	—	—
Balance as of March 31, 2022	34,154,062	$341,541
Shares issued to the public	3,000,895	30,010
Share warrants exercised	421,492	4,215
Balance as of September 30, 2022	37,576,449	375,766